Label	Element	Value
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs	us-gaap_AdjustmentsToAdditionalPaidInCapitalStockIssuedIssuanceCosts	$ 11,609
Stock Issued During Period, Value, Conversion of Convertible Securities	us-gaap_StockIssuedDuringPeriodValueConversionOfConvertibleSecurities	239,746
Adjustments to Additional Paid in Capital, Convertible Debt with Conversion Feature	us-gaap_AdjustmentsToAdditionalPaidInCapitalConvertibleDebtWithConversionFeature	27,677
Adjustments to Additional Paid in Capital, Share-based Compensation, Requisite Service Period Recognition	us-gaap_AdjustmentsToAdditionalPaidInCapitalSharebasedCompensationRequisiteServicePeriodRecognitionValue	90,286
Adjustments to Additional Paid in Capital, Share-based Compensation, Requisite Service Period Recognition	us-gaap_AdjustmentsToAdditionalPaidInCapitalSharebasedCompensationRequisiteServicePeriodRecognitionValue	22,287
Accumulated Other Comprehensive Income (Loss) [Member]
Net Income (Loss) Attributable to Parent	us-gaap_NetIncomeLoss	0
Net Income (Loss) Attributable to Parent	us-gaap_NetIncomeLoss	0
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax, Portion Attributable to Parent	us-gaap_OtherComprehensiveIncomeForeignCurrencyTransactionAndTranslationAdjustmentNetOfTaxPortionAttributableToParent	(3,098)
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax, Portion Attributable to Parent	us-gaap_OtherComprehensiveIncomeForeignCurrencyTransactionAndTranslationAdjustmentNetOfTaxPortionAttributableToParent	(2,455)
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs	us-gaap_AdjustmentsToAdditionalPaidInCapitalStockIssuedIssuanceCosts	0
Stock Issued During Period, Value, Conversion of Convertible Securities	us-gaap_StockIssuedDuringPeriodValueConversionOfConvertibleSecurities	0
Adjustments to Additional Paid in Capital, Convertible Debt with Conversion Feature	us-gaap_AdjustmentsToAdditionalPaidInCapitalConvertibleDebtWithConversionFeature	0
Adjustments to Additional Paid in Capital, Share-based Compensation, Requisite Service Period Recognition	us-gaap_AdjustmentsToAdditionalPaidInCapitalSharebasedCompensationRequisiteServicePeriodRecognitionValue	0
Adjustments to Additional Paid in Capital, Share-based Compensation, Requisite Service Period Recognition	us-gaap_AdjustmentsToAdditionalPaidInCapitalSharebasedCompensationRequisiteServicePeriodRecognitionValue	0
Stock Issued During Period, Value, Stock Options Exercised	us-gaap_StockIssuedDuringPeriodValueStockOptionsExercised	0
Stock Issued During Period, Value, New Issues	us-gaap_StockIssuedDuringPeriodValueNewIssues	0
Additional Paid-in Capital [Member]
Net Income (Loss) Attributable to Parent	us-gaap_NetIncomeLoss	0
Net Income (Loss) Attributable to Parent	us-gaap_NetIncomeLoss	0
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax, Portion Attributable to Parent	us-gaap_OtherComprehensiveIncomeForeignCurrencyTransactionAndTranslationAdjustmentNetOfTaxPortionAttributableToParent	0
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax, Portion Attributable to Parent	us-gaap_OtherComprehensiveIncomeForeignCurrencyTransactionAndTranslationAdjustmentNetOfTaxPortionAttributableToParent	0
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs	us-gaap_AdjustmentsToAdditionalPaidInCapitalStockIssuedIssuanceCosts	11,609
Stock Issued During Period, Value, Conversion of Convertible Securities	us-gaap_StockIssuedDuringPeriodValueConversionOfConvertibleSecurities	238,734
Adjustments to Additional Paid in Capital, Convertible Debt with Conversion Feature	us-gaap_AdjustmentsToAdditionalPaidInCapitalConvertibleDebtWithConversionFeature	27,677
Adjustments to Additional Paid in Capital, Share-based Compensation, Requisite Service Period Recognition	us-gaap_AdjustmentsToAdditionalPaidInCapitalSharebasedCompensationRequisiteServicePeriodRecognitionValue	90,286
Adjustments to Additional Paid in Capital, Share-based Compensation, Requisite Service Period Recognition	us-gaap_AdjustmentsToAdditionalPaidInCapitalSharebasedCompensationRequisiteServicePeriodRecognitionValue	22,287
Stock Issued During Period, Value, Stock Options Exercised	us-gaap_StockIssuedDuringPeriodValueStockOptionsExercised	227,564
Stock Issued During Period, Value, New Issues	us-gaap_StockIssuedDuringPeriodValueNewIssues	2,605,270
Common Stock [Member]
Net Income (Loss) Attributable to Parent	us-gaap_NetIncomeLoss	0
Net Income (Loss) Attributable to Parent	us-gaap_NetIncomeLoss	0
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax, Portion Attributable to Parent	us-gaap_OtherComprehensiveIncomeForeignCurrencyTransactionAndTranslationAdjustmentNetOfTaxPortionAttributableToParent	0
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax, Portion Attributable to Parent	us-gaap_OtherComprehensiveIncomeForeignCurrencyTransactionAndTranslationAdjustmentNetOfTaxPortionAttributableToParent	0
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs	us-gaap_AdjustmentsToAdditionalPaidInCapitalStockIssuedIssuanceCosts	0
Stock Issued During Period, Value, Conversion of Convertible Securities	us-gaap_StockIssuedDuringPeriodValueConversionOfConvertibleSecurities	1,012
Adjustments to Additional Paid in Capital, Convertible Debt with Conversion Feature	us-gaap_AdjustmentsToAdditionalPaidInCapitalConvertibleDebtWithConversionFeature	0
Adjustments to Additional Paid in Capital, Share-based Compensation, Requisite Service Period Recognition	us-gaap_AdjustmentsToAdditionalPaidInCapitalSharebasedCompensationRequisiteServicePeriodRecognitionValue	0
Adjustments to Additional Paid in Capital, Share-based Compensation, Requisite Service Period Recognition	us-gaap_AdjustmentsToAdditionalPaidInCapitalSharebasedCompensationRequisiteServicePeriodRecognitionValue	$ 0
Stock Issued During Period, Shares, Conversion of Convertible Securities	us-gaap_StockIssuedDuringPeriodSharesConversionOfConvertibleSecurities	1,012,142
Preferred Stock [Member]
Net Income (Loss) Attributable to Parent	us-gaap_NetIncomeLoss	$ 0
Net Income (Loss) Attributable to Parent	us-gaap_NetIncomeLoss	0
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax, Portion Attributable to Parent	us-gaap_OtherComprehensiveIncomeForeignCurrencyTransactionAndTranslationAdjustmentNetOfTaxPortionAttributableToParent	0
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax, Portion Attributable to Parent	us-gaap_OtherComprehensiveIncomeForeignCurrencyTransactionAndTranslationAdjustmentNetOfTaxPortionAttributableToParent	0
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs	us-gaap_AdjustmentsToAdditionalPaidInCapitalStockIssuedIssuanceCosts	0
Stock Issued During Period, Value, Conversion of Convertible Securities	us-gaap_StockIssuedDuringPeriodValueConversionOfConvertibleSecurities	0
Adjustments to Additional Paid in Capital, Convertible Debt with Conversion Feature	us-gaap_AdjustmentsToAdditionalPaidInCapitalConvertibleDebtWithConversionFeature	0
Adjustments to Additional Paid in Capital, Share-based Compensation, Requisite Service Period Recognition	us-gaap_AdjustmentsToAdditionalPaidInCapitalSharebasedCompensationRequisiteServicePeriodRecognitionValue	0
Adjustments to Additional Paid in Capital, Share-based Compensation, Requisite Service Period Recognition	us-gaap_AdjustmentsToAdditionalPaidInCapitalSharebasedCompensationRequisiteServicePeriodRecognitionValue	$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period	us-gaap_StockIssuedDuringPeriodSharesStockOptionsExercised	0
Stock Issued During Period, Shares, Conversion of Convertible Securities	us-gaap_StockIssuedDuringPeriodSharesConversionOfConvertibleSecurities	0
Stock Issued During Period, Value, Stock Options Exercised	us-gaap_StockIssuedDuringPeriodValueStockOptionsExercised	$ 0
Stock Issued During Period, Value, New Issues	us-gaap_StockIssuedDuringPeriodValueNewIssues	$ 0
Stock Issued During Period, Shares, New Issues	us-gaap_StockIssuedDuringPeriodSharesNewIssues	0
Retained Earnings [Member]
Net Income (Loss) Attributable to Parent	us-gaap_NetIncomeLoss	$ (787,099)
Net Income (Loss) Attributable to Parent	us-gaap_NetIncomeLoss	(1,760,129)
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax, Portion Attributable to Parent	us-gaap_OtherComprehensiveIncomeForeignCurrencyTransactionAndTranslationAdjustmentNetOfTaxPortionAttributableToParent	0
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax, Portion Attributable to Parent	us-gaap_OtherComprehensiveIncomeForeignCurrencyTransactionAndTranslationAdjustmentNetOfTaxPortionAttributableToParent	0
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs	us-gaap_AdjustmentsToAdditionalPaidInCapitalStockIssuedIssuanceCosts	0
Stock Issued During Period, Value, Conversion of Convertible Securities	us-gaap_StockIssuedDuringPeriodValueConversionOfConvertibleSecurities	0
Adjustments to Additional Paid in Capital, Convertible Debt with Conversion Feature	us-gaap_AdjustmentsToAdditionalPaidInCapitalConvertibleDebtWithConversionFeature	0
Adjustments to Additional Paid in Capital, Share-based Compensation, Requisite Service Period Recognition	us-gaap_AdjustmentsToAdditionalPaidInCapitalSharebasedCompensationRequisiteServicePeriodRecognitionValue	0
Adjustments to Additional Paid in Capital, Share-based Compensation, Requisite Service Period Recognition	us-gaap_AdjustmentsToAdditionalPaidInCapitalSharebasedCompensationRequisiteServicePeriodRecognitionValue	0
Stock Issued During Period, Value, Stock Options Exercised	us-gaap_StockIssuedDuringPeriodValueStockOptionsExercised	0
Stock Issued During Period, Value, New Issues	us-gaap_StockIssuedDuringPeriodValueNewIssues	$ 0